Shareholders' Equity (Details)	12 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Number Outstanding
Options Outstanding, beginning balance
Options Exercisable, beginning balance
Options granted	300,000
Options forfeited
Options expired	(300,000)
Options Outstanding, ending balance
Options Exercisable, ending balance
Weighted Average Exercise Price
Options Outstanding, beginning balance | $ / shares
Options Exercisable, beginning balance | $ / shares
Options granted | $ / shares	5.12
Options forfeited | $ / shares
Options expired | $ / shares	5.12
Options Outstanding, ending balance | $ / shares
Options Exercisable, ending balance | $ / shares
Contractual Life in Days
Options granted	45 days
Options expired	45 days
Intrinsic Value
Options Outstanding, beginning balance | $
Options Exercisable, beginning balance | $
Options granted
Options forfeited
Intrinsic Value, expired
Options Outstanding, ending balance | $
Options Exercisable, ending balance | $